Wages, Salaries and Benefits - Summary of Information about Benefits of Directors (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Benefits Of Directors [Abstract]
Fees	¥ 620	¥ 460	¥ 805
Salaries, allowances and benefits in kind	1,616	2,906	665
Performance related bonuses
Pension scheme contributions	52	61	21
Total	¥ 2,288	¥ 3,427	¥ 1,491